Offerings - Offering: 1	Sep. 30, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for issuance pursuant to the My Size, Inc. 2017 Equity Plan (the "Plan")
Amount Registered | shares	626,691
Proposed Maximum Offering Price per Unit | $ / shares	1.21
Maximum Aggregate Offering Price	$ 758,296.11
Fee Rate	0.01531%
Amount of Registration Fee	$ 116.10
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall also cover any additional ordinary shares that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction.The proposed maximum offering price per share is calculated in accordance with Rules 457(c) and 457(h) under the Securities Act, solely for purposes of calculating the registration fee on the basis of $1.24 per share, the average of the high and low price of the Registrant’s ordinary shares as reported on the Nasdaq Capital Market on September 24, 2025.